Restricted Bank Deposits - Summary of Restricted Bank Deposits (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	¥ 10,063	¥ 12,369
Restricted bank deposits, Current assets	371	9
Restricted bank deposits, Total	10,434	12,378
Statutory deposit reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	8,586	4,486
Restricted bank deposits, Total	8,586	4,486
Deposited customer reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	1,435	7,882
Restricted bank deposits, Total	1,435	7,882
Pledged bank deposits [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	42	1
Restricted bank deposits, Current assets	371	9
Restricted bank deposits, Total	¥ 413	¥ 10